Summary of Significant Accounting Policies and Use of Estimates (Tables)	12 Months Ended
Dec. 31, 2023
Summary of Significant Accounting Policies and Use of Estimates [Abstract]
Schedule of Key Financial Information Regarding the Operating Segments Comprise	For the year ended December 31 2023, 2022 and 2021, the key financial information regarding the operating segments comprise the following:
	January 1 - December 31, 2023
	Ride-hailing	Two-wheeled electric vehicle rentals	Unallocated	Total

Revenue	--	20,029,552	--	20,029,552
-Cost of revenue	--	(24,084,598)	--	(24,084,598)
-Selling and marketing expenses	(6,371,668)	(976,109)	--	(7,347,777)
-General and administrative expenses	(4,757,661)	(10,372,384)	--	(15,130,045)
-Research and development expenses	--	--	(1,954,842)	(1,954,842)
-Other expense	(524,914)	(2,248,729)	--	(2,773,643)
-Other income	--	--	657,926	657,926
-Financial income	--	--	3,561,427	3,561,427
-Financial expense	--	--	(6,772,719)	(6,772,719)
Segment Loss Before Income Tax Expense	(11,654,243)	(17,652,268)	--	--
Loss Before Income Tax Expense	(11,654,243)	(17,652,268)	(4,508,208)	(33,814,719)
	January 1 - December 31, 2022
	Ride-hailing	Two-wheeled electric vehicle rentals	Unallocated	Total

Revenue	--	24,988,171	--	24,988,171
-Cost of revenue	(170,797)	(26,921,780)	--	(27,092,577)
-Selling and marketing expenses	(803,033)	(843,111)	--	(1,646,144)
-General and administrative expenses	(409,931)	(8,630,658)	--	(9,040,589)
-Research and development expenses	--	--	(1,877,907)	(1,877,907)
-Other expense	--	(399,124)	--	(399,124)
-Other income	--	--	187,063	187,063
-Financial income	--	--	2,567,118	2,567,118
-Financial expense	--	--	(1,931,889)	(1,931,889)
Segment Loss Before Income Tax Expense	(1,383,761)	(11,806,502)	--	--
Loss Before Income Tax Expense	(1,383,761)	(11,806,502)	(1,055,615)	(14,245,878)
	January 1 - December 31, 2021
	Ride-hailing	Two-wheeled electric vehicle rentals	Unallocated	Total

Revenue	--	16,999,437	--	16,999,437
-Cost of revenue	--	(16,955,555)	--	(16,955,555)
-Selling and marketing expenses	--	(1,256,315)	--	(1,256,315)
-General and administrative expenses	--	(6,053,503)	--	(6,053,503)
-Research and development expenses	--	(1,038,547)	--	(1,038,547)
-Other expense	--	(882,127)	--	(882,127)
-Other income	--	133,899	--	133,899
-Financial income	--	180,267	--	180,267
-Financial expense	--	(4,712,402)	--	(4,712,402)
Segment Loss Before Income Tax Expense	--	(13,584,846)	--	--
Loss Before Income Tax Expense	--	(13,584,846)	--	(13,584,846)

Schedule of Useful Lives for Depreciation Calculation Using the Straight-Line Method	The table below, shows the useful lives for the depreciation calculation using the straight-line method:
Type of asset	Estimated economic life (year)
Rental vehicles
- Rental electric scooters	2-3 years
- Rental electric e-bikes	2-3 years
- Rental electric mopeds	3-4 years
Furniture and fixtures	7 years
Leasehold improvements	1-5 years